1933 Act
                                                                    Rule 497(j)


April 6, 2001                                                         VIA EDGAR
                                                                      ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      PHL Variable Accumulation Account
         PHL Variable Insurance Company
         Registration No. 333-48140 and 811-8914

To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-4 pursuant to Rule 485(b) on March 29, 2001.

         Please call the undersigned at (860) 403-5995 if you have any questions concerning this filing.

Very truly yours,


/s/ Deborah R. Hesse
---------------------------
Deborah R. Hesse, Market Development Analyst
Phoenix Home Life Mutual Insurance Company